Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

15. RELATED PARTY BALANCES AND TRANSACTIONS

Relationships with related parties

Name	Relationship
Mr. Shek Kin Pong	Chairman and Executive Director and Controlling Shareholder of the Company

Amount due from/(to) a director consist of the following:

As of
Name	Nature	December 31, 2024	June 30, 2025
		US$	US$
Mr. Shek Kin Pong	Fund transfer	(260,416)	—
		(260,416)	—

The balance with related parties are unsecured, interest free with no specific repayment terms. The amounts due from (to) related parties are non-trade nature.

The Company does not have significant related party transactions incurred during the six months ended June 30, 2024 and 2025 except for the following:

Remuneration to senior management for the six months ended June 30, 2024 and 2025 were:

	Six months ended June 30,
	2024	2025
	US$	US$
Salaries and other short term employee benefits	125,714	163,997
Payments to defined contribution pension schemes	3,453	2,310
Share-based payment	—	880,000
Total	129,167	1,046,197